Consolidated statement of changes in equity - GBP (£) £ in Thousands	Shareholders' equity Implementation of IAS 29 - Hyperinflation IAS 29	Shareholders' equity Restated IAS 29	Shareholders' equity	Share capital Restated IAS 29	Share capital	Other reserves Restated IAS 29	Other reserves	Retained earnings Implementation of IAS 29 - Hyperinflation IAS 29	Retained earnings Restated IAS 29	Retained earnings	Non-controlling interests Restated IAS 29	Non-controlling interests	Implementation of IAS 29 - Hyperinflation IAS 29	Restated IAS 29	Total
Beginning Balance at Dec. 31, 2022			£ 16,331,000		£ 92,000		£ (10,491,000)			£ 26,730,000		£ 126,000			£ 16,457,000
Profit after tax			1,049,000							1,049,000		62,000			1,111,000
Other comprehensive income/(expenses)			(425,000)				(431,000)			6,000		(7,000)			(432,000)
Total comprehensive (expenses)/income			624,000				(431,000)			1,055,000		55,000			679,000
Distributions to non-controlling interests												(58,000)			(58,000)
Dividends to equity shareholders			(388,000)							(388,000)					(388,000)
Share based incentive plans			76,000							76,000					76,000
Tax on share-based incentive plans			1,000							1,000					1,000
Purchase of shares by employee benefit trusts			(38,000)				(38,000)								(38,000)
Ending Balance at Dec. 31, 2023	£ 9,000	£ 16,615,000	16,606,000	£ 92,000	92,000	£ (10,960,000)	(10,960,000)	£ 9,000	£ 27,483,000	27,474,000	£ 123,000	123,000	£ 9,000	£ 16,738,000	16,729,000
Profit after tax			1,442,000							1,442,000		33,000			1,475,000
Other comprehensive income/(expenses)			(146,000)				(158,000)			12,000		(2,000)			(148,000)
Total comprehensive (expenses)/income			1,296,000				(158,000)			1,454,000		31,000			1,327,000
Distributions to non-controlling interests												(79,000)			(79,000)
Dividends to equity shareholders			(570,000)							(570,000)					(570,000)
Share based incentive plans			102,000							102,000					102,000
Tax on share-based incentive plans			2,000							2,000					2,000
Shares transferred to employees			1,000				41,000			(40,000)					1,000
Purchase of shares by employee benefit trusts			(5,000)				(5,000)								(5,000)
Purchase of treasury shares			(116,000)				(116,000)								(116,000)
Repurchase of ordinary shares and capital reduction			(503,000)		(1,000)		1,000			(503,000)					(503,000)
Purchase of non-controlling interests			(479,000)							(479,000)		(17,000)			(496,000)
Non-controlling interests purchase option			(177,000)							(177,000)					(177,000)
Ending Balance at Dec. 31, 2024			16,166,000		90,837		(11,197,000)			27,272,000		58,000			16,224,000
Profit after tax			1,667,000							1,667,000		13,000			1,680,000
Other comprehensive income/(expenses)			(242,000)				(273,000)			31,000		(1,000)			(243,000)
Total comprehensive (expenses)/income			1,425,000				(273,000)			1,698,000		12,000			1,437,000
Distributions to non-controlling interests												(11,000)			(11,000)
Dividends to equity shareholders			(612,000)							(612,000)					(612,000)
Share based incentive plans			86,000							86,000					86,000
Tax on share-based incentive plans			5,000							5,000					5,000
Shares transferred to employees			(1,000)				108,000			(109,000)					(1,000)
Purchase of treasury shares			(151,000)				(151,000)								(151,000)
Repurchase of ordinary shares and capital reduction			(503,000)		(1,000)		1,000			(503,000)					(503,000)
Purchase of non-controlling interests			10,000							10,000					10,000
Ending Balance at Dec. 31, 2025			£ 16,425,000		£ 89,524		£ (11,512,000)			£ 27,847,000		£ 59,000			£ 16,484,000